SUBSEQUENT EVENTS (Details) - February 2021 offering - USD ($)	Feb. 12, 2021	Feb. 12, 2020
Disclosure of subsequent events
Number of units issued	36,000,000
Issue price per unit	$ 2.00
Number of common shares comprised in a unit	1
Warrants in units issued	0.5
Gross proceeds from issue of units	$ 72,000,000	$ 72,000,000